Related party transactions - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Total minimum guarantee profit			¥ 150		¥ 250
Intangible assets	¥ 2,032	¥ 2,368		¥ 2,829
Tencent Group [Member]
Disclosure of transactions between related parties [line items]
Intangible assets					¥ 227